Financial instruments and financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of fair value measurement of assets
Financial assets (liabilities) as at December 31, 2018 and December 31, 2017 are presented below.

December 31, 2018	Financial assets at amortized cost	Financial liabilities at FVTPL	Financial liabilities at amortized cost	Total
	$	$	$	$
Cash and cash equivalents (note 7)	14,512	—	—	14,512
Trade and other receivables (note 8)	245	—	—	245
Restricted cash equivalents (note 11)	418	—	—	418
Payables and accrued liabilities (note 15)	—	—	(2,940)	(2,940)
Provision for restructuring and other costs (note 16)	—	—	(1,298)	(1,298)
Warrant liability (note 17)	—	(3,634)	—	(3,634)
	15,175	(3,634)	(4,238)	7,303

December 31, 2017	Financial assets at amortized cost	Financial liabilities at FVTPL	Financial liabilities at amortized cost	Total
	$	$	$	$
Cash and cash equivalents (note 7)	7,780	—	—	7,780
Trade and other receivables (note 8)	35	—	—	35
Restricted cash equivalents (note 11)	381	—	—	381
Payables and accrued liabilities (note 15)	—	—	(2,687)	(2,687)
Provision for restructuring and other costs (note 16)	—	—	(3,497)	(3,497)
Warrant liability (note 17)	—	(3,897)	—	(3,897)
	8,196	(3,897)	(6,184)	(1,885)

Disclosure of fair value measurement of liabilities
Financial assets (liabilities) as at December 31, 2018 and December 31, 2017 are presented below.

December 31, 2018	Financial assets at amortized cost	Financial liabilities at FVTPL	Financial liabilities at amortized cost	Total
	$	$	$	$
Cash and cash equivalents (note 7)	14,512	—	—	14,512
Trade and other receivables (note 8)	245	—	—	245
Restricted cash equivalents (note 11)	418	—	—	418
Payables and accrued liabilities (note 15)	—	—	(2,940)	(2,940)
Provision for restructuring and other costs (note 16)	—	—	(1,298)	(1,298)
Warrant liability (note 17)	—	(3,634)	—	(3,634)
	15,175	(3,634)	(4,238)	7,303

December 31, 2017	Financial assets at amortized cost	Financial liabilities at FVTPL	Financial liabilities at amortized cost	Total
	$	$	$	$
Cash and cash equivalents (note 7)	7,780	—	—	7,780
Trade and other receivables (note 8)	35	—	—	35
Restricted cash equivalents (note 11)	381	—	—	381
Payables and accrued liabilities (note 15)	—	—	(2,687)	(2,687)
Provision for restructuring and other costs (note 16)	—	—	(3,497)	(3,497)
Warrant liability (note 17)	—	(3,897)	—	(3,897)
	8,196	(3,897)	(6,184)	(1,885)

Disclosure of nature and extent of risks arising from financial instruments
If variations in the market price of our common shares of -30% and +30% were to occur, the impact on the Company's net income related to the warrant liability held at December 31, 2018 would be as follows:

	Carrying amount	-30%	+30%
	$	$	$
Warrant liability	3,634	1,792	(1,504)
Total impact on net income – (decrease) / increase		1,792	(1,504)